Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.46%
Aerospace & Defense–1.35%
Textron, Inc.	3,050,183	$106,573,394
Agricultural Products–1.08%
Archer-Daniels-Midland Co.	1,994,205	85,411,800
Air Freight & Logistics–2.06%
FedEx Corp.	967,495	162,926,158
Application Software–0.34%
CDK Global, Inc.	591,674	26,897,500
Asset Management & Custody Banks–2.86%
Bank of New York Mellon Corp. (The)	3,395,131	121,715,446
State Street Corp.	1,630,453	104,006,597
		225,722,043
Automobile Manufacturers–2.09%
General Motors Co.(b)	6,639,647	165,260,814
Building Products–2.46%
Johnson Controls International PLC	3,349,847	128,902,112
Trane Technologies PLC	587,857	65,763,563
		194,665,675
Cable & Satellite–1.40%
Comcast Corp., Class A	2,581,184	110,474,675
Casinos & Gaming–0.63%
Las Vegas Sands Corp.(b)	1,137,605	49,645,082
Communications Equipment–1.89%
Cisco Systems, Inc.	3,168,407	149,231,970
Construction Machinery & Heavy Trucks–1.82%
Caterpillar, Inc.	1,081,246	143,675,968
Consumer Finance–0.55%
Ally Financial, Inc.	2,174,727	43,712,013
Diversified Banks–9.89%
Bank of America Corp.	11,300,808	281,164,103
Citigroup, Inc.	6,238,717	311,998,237
JPMorgan Chase & Co.	1,167,234	112,801,494
Wells Fargo & Co.	3,117,832	75,638,604
		781,602,438
Electric Utilities–1.71%
Exelon Corp.	3,495,881	134,975,965
Electrical Components & Equipment–3.63%
Eaton Corp. PLC	1,573,999	146,586,527
Emerson Electric Co.	2,263,983	140,389,586
		286,976,113
Fertilizers & Agricultural Chemicals–2.95%
CF Industries Holdings, Inc.	3,545,493	111,080,296
Corteva, Inc.	4,285,182	122,384,798
		233,465,094
Shares		Value
Health Care Distributors–2.96%
Cardinal Health, Inc.	572,353	$31,261,921
Henry Schein, Inc.(b)	1,108,692	76,200,401
McKesson Corp.	840,824	126,258,132
		233,720,454
Health Care Facilities–2.20%
HCA Healthcare, Inc.(b)	1,370,565	173,568,352
Health Care Services–1.38%
CVS Health Corp.	1,729,601	108,861,087
Health Care Supplies–0.55%
DENTSPLY SIRONA, Inc.	974,550	43,464,930
Hotel & Resort REITs–0.73%
Host Hotels & Resorts, Inc.(b)	5,331,663	57,475,327
Independent Power Producers & Energy Traders–1.36%
Vistra Corp.	5,754,444	107,377,925
Industrial Conglomerates–0.91%
General Electric Co.	11,904,694	72,261,493
Integrated Oil & Gas–4.88%
BP PLC, ADR (United Kingdom)	5,332,853	117,536,080
Chevron Corp.	2,026,139	170,074,108
Suncor Energy, Inc. (Canada)	6,204,121	97,776,947
		385,387,135
Integrated Telecommunication Services–1.47%
AT&T, Inc.	3,915,851	115,830,873
Internet & Direct Marketing Retail–2.03%
Booking Holdings, Inc.(b)	43,699	72,633,419
eBay, Inc.	1,592,070	88,009,629
		160,643,048
Investment Banking & Brokerage–3.74%
Goldman Sachs Group, Inc. (The)	583,067	115,423,943
Morgan Stanley	3,685,978	180,170,605
		295,594,548
IT Consulting & Other Services–1.96%
Cognizant Technology Solutions Corp., Class A	2,273,117	155,299,353
Life & Health Insurance–0.98%
MetLife, Inc.	2,040,277	77,224,484
Managed Health Care–2.48%
Anthem, Inc.	715,787	195,982,481
Multi-line Insurance–1.92%
American International Group, Inc.	4,716,378	151,584,389
Oil & Gas Exploration & Production–5.42%
Canadian Natural Resources Ltd. (Canada)	3,719,253	65,613,460
Devon Energy Corp.	6,005,354	62,996,163
Hess Corp.	2,449,609	120,545,259

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.(b)	14,546,278	$79,859,066
Noble Energy, Inc.	3,268,395	32,651,266
Parsley Energy, Inc., Class A	2,136,915	23,463,327
Pioneer Natural Resources Co.	447,922	43,412,600
		428,541,141
Packaged Foods & Meats–0.55%
Kraft Heinz Co. (The)	462,932	15,915,602
Tyson Foods, Inc., Class A	452,500	27,806,125
		43,721,727
Paper Packaging–1.39%
International Paper Co.	3,168,294	110,224,948
Pharmaceuticals–5.59%
Bristol-Myers Squibb Co.	2,217,716	130,091,221
Johnson & Johnson	923,829	134,657,315
Sanofi, ADR (France)	3,371,005	176,809,212
		441,557,748
Property & Casualty Insurance–1.17%
Allstate Corp. (The)	977,184	92,236,398
Regional Banks–2.53%
Citizens Financial Group, Inc.	3,153,849	78,246,994
Fifth Third Bancorp	3,893,558	77,326,062
PNC Financial Services Group, Inc. (The)	415,904	44,364,479
		199,937,535
Semiconductors–5.58%
Intel Corp.	2,923,325	139,530,302
NXP Semiconductors N.V. (Netherlands)	988,688	116,200,501
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	1,753,554	$185,192,838
		440,923,641
Specialty Chemicals–0.78%
DuPont de Nemours, Inc.	1,153,947	61,713,086
Systems Software–1.93%
Microsoft Corp.	743,060	152,334,731
Tobacco–4.63%
Altria Group, Inc.	2,901,708	119,405,284
Philip Morris International, Inc.	3,212,910	246,783,617
		366,188,901
Wireless Telecommunication Services–0.63%
Vodafone Group PLC (United Kingdom)	32,556,826	49,450,158
Total Common Stocks & Other Equity Interests (Cost $6,412,426,014)		7,622,322,595
Money Market Funds–3.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	95,730,440	95,730,440
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(c)(d)	69,569,230	69,610,972
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	109,406,217	109,406,217
Total Money Market Funds (Cost $274,719,497)		274,747,629
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $6,687,145,511)		7,897,070,224
OTHER ASSETS LESS LIABILITIES—0.06%		5,037,046
NET ASSETS–100.00%		$7,902,107,270
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,472,866	$260,226,384	$(233,968,810)	$-	$-	$95,730,440	$18,742
Invesco Liquid Assets Portfolio, Institutional Class	50,852,076	185,875,989	(167,120,579)	(18,353)	21,839	69,610,972	49,916
Invesco Treasury Portfolio, Institutional Class	79,397,562	297,401,581	(267,392,926)	-	-	109,406,217	17,395
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	56,270,913	(56,270,913)	-	-	-	464
Invesco Private Prime Fund	-	36,532,750	(36,532,750)	-	-	-	340
Total	$199,722,504	$836,307,617	$(761,285,978)	$(18,353)	$21,839	$274,747,629	$86,857

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/14/2020	Canadian Imperial Bank of Commerce	USD	2,094,198	GBP	1,659,481	$78,180
08/14/2020	Deutsche Bank AG	USD	1,980,161	CAD	2,654,368	1,580
08/14/2020	Deutsche Bank AG	USD	4,409,133	GBP	3,491,019	160,860
08/14/2020	Goldman Sachs International	USD	3,375,931	CAD	4,530,979	6,880
08/14/2020	Goldman Sachs International	USD	7,891,464	EUR	6,824,517	149,152
08/14/2020	Royal Bank of Canada	USD	8,745,450	CAD	11,830,076	86,837
08/14/2020	Royal Bank of Canada	USD	2,300,518	EUR	1,986,795	40,315
08/14/2020	Royal Bank of Canada	USD	2,637,456	GBP	2,049,137	45,009
08/14/2020	UBS AG	USD	1,921,934	GBP	1,502,808	45,349
Subtotal—Appreciation						614,162
Currency Risk
08/14/2020	Barclays Bank PLC	USD	3,419,508	GBP	2,608,990	(4,155)
08/14/2020	Deutsche Bank AG	CAD	126,691,572	USD	93,504,430	(1,082,989)
08/14/2020	Deutsche Bank AG	EUR	80,647,214	USD	91,529,609	(3,488,585)
08/14/2020	Deutsche Bank AG	GBP	74,873,168	USD	93,674,297	(4,340,006)
08/14/2020	Goldman Sachs International	EUR	3,589,689	USD	4,118,639	(110,717)
08/14/2020	Royal Bank of Canada	CAD	12,375,181	USD	9,225,054	(14,206)
08/14/2020	Royal Bank of Canada	GBP	1,601,527	USD	2,011,020	(85,493)
08/14/2020	Royal Bank of Canada	USD	5,399,688	CAD	7,212,276	(15,031)
Subtotal—Depreciation						(9,141,182)
Total Forward Foreign Currency Contracts						$(8,527,020)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,572,872,437	$49,450,158	$—	$7,622,322,595
Money Market Funds	274,747,629	—	—	274,747,629
Total Investments in Securities	7,847,620,066	49,450,158	—	7,897,070,224
Other Investments - Assets*
Forward Foreign Currency Contracts	—	614,162	—	614,162
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(9,141,182)	—	(9,141,182)
Total Other Investments	—	(8,527,020)	—	(8,527,020)
Total Investments	$7,847,620,066	$40,923,138	$—	$7,888,543,204

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Comstock Fund